Revenue and segmental reporting, Collaboration (Details) $ in Millions	1 Months Ended		12 Months Ended
	Nov. 30, 2018 USD ($)	Jul. 31, 2014 USD ($) Target	Dec. 31, 2020 GBP (£) Target Program	Dec. 31, 2019 GBP (£) Program	Dec. 31, 2018 GBP (£)	Mar. 31, 2021 GBP (£)	Nov. 30, 2018 GBP (£)	Nov. 30, 2018 USD ($)
Collaboration [Abstract]
Total deferred revenue			£ 51,986,000	£ 76,418,000
Research and development costs			74,809,000	99,991,000	£ 83,575,000
Deferred revenue held in current liabilities			27,118,000	28,457,000
Increased revenue recognized			5,027,000
Genentech [Member]
Collaboration [Abstract]
Aggregate Non-refundable fee payment | $								$ 100
Initial upfront payment | $	$ 50
Amount on investigation of new drug filing for clinical trial | $	$ 50
Total deferred revenue							£ 77,400,000	$ 100
Revenue recognized			20,236,000	19,097,000	1,461,000
Research and development costs			£ 2,785,000	1,696,000
Genentech [Member] | Bottom of Range [Member]
Collaboration [Abstract]
Estimated period of performance obligation would be satisfied			2 years
Genentech [Member] | Top of Range [Member]
Collaboration [Abstract]
Estimated period of performance obligation would be satisfied			3 years
GlaxoSmithKline [Member]
Collaboration [Abstract]
Aggregate Non-refundable fee payment			£ 22,900,000
Total deferred revenue			1,955,000
Revenue recognized			6,356,000	5,753,000	6,079,000
Research and development costs			2,897,000	2,159,000
Non-refundable payment received			£ 0	0
Number of remaining target | Target			2
GlaxoSmithKline [Member] | Subsequent Events [Member]
Collaboration [Abstract]
Target amount for release of deferred income						£ 3,208,000
GlaxoSmithKline [Member] | Bottom of Range [Member]
Collaboration [Abstract]
Remaining target timeframes			1 year
GlaxoSmithKline [Member] | Top of Range [Member]
Collaboration [Abstract]
Number of target | Target			4
Remaining target timeframes			2 years
Eli Lilly [Member]
Collaboration [Abstract]
Aggregate Non-refundable fee payment | $		$ 45
Total deferred revenue		$ 45		3,132,000
Revenue recognized			£ 3,522,000	£ 819,000	8,561,000
Number of target | Target		3
Number of termination of programs | Program				1
Deferred revenue held in current liabilities			£ 7,361,000
Number of remaining programs | Program			2
Increased revenue recognized			£ 705,000
Eli Lilly [Member] | Bottom of Range [Member]
Collaboration [Abstract]
Contribution percentage on research and development cost		25.00%
Eli Lilly [Member] | Top of Range [Member]
Collaboration [Abstract]
Contribution percentage on research and development cost		50.00%
Med Immune [Member]
Collaboration [Abstract]
Revenue recognized					£ 7,553,000